Label	Element	Value
Lazard Global Dynamic Multi Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Global Dynamic Multi Asset Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager makes allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. At any given time the Portfolio’s assets may not be allocated to all strategies.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

•

invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

•	invest in ETFs and similar products, which generally pursue a passive index-based strategy
•	invest in securities of companies of any size or market capitalization
•	invest in debt securities of any maturity or duration
•

invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”) or securities that are unrated

•

enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Volatility Management Risk. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described above, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

Value Investing and Growth Investing Risks. The Portfolio may invest a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The Portfolio also may invest a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Quantitative Model Risk. The success of the Portfolio depends upon effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Fixed-Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. Risks associated with rising interest rates are heightened given that interest rates in the US and other countries are at or near historic lows.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

ETF Risk. Any investments in ETFs are subject to the risks of the investments of the ETFs, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any ETFs in which the Portfolio invests. Shares of ETFs in which the Portfolio invests may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Forward Currency Contracts and Other Derivatives Risk. Forward currency contracts and other derivatives transactions, including those entered into for hedging purposes, may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements, forward currency contracts, over-the-counter options on securities, indexes and currencies, structured notes and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security, index or currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Derivatives transactions incur costs, either explicitly or implicitly, which reduce return. Successful use of derivatives is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with that of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LazardNet.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Lazard Global Dynamic Multi Asset Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 341
Lazard Global Dynamic Multi Asset Portfolio | Open Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 434
Lazard Global Dynamic Multi Asset Portfolio | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 341

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.20% and .90% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.